Share capital and share-based compensation - Summary of Stock Option Activity (Details)	3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2022 shares $ / shares	Jul. 31, 2022 shares $ / shares	Jul. 31, 2021 shares	Oct. 31, 2021 shares $ / shares
Disclosure of classes of share capital [line items]
Number of stock options, beginning balance (in shares)		5,296,553
Granted (in shares)		719,718
Exercised (in shares)		(1,251,547)
Number of stock options, ending balance (in shares)	4,762,105	4,762,105		5,296,553
Weighted average exercise price per stock option, beginning of period (in dollars per share) | $ / shares		$ 2.81
Granted (in dollars per share) | $ / shares	$ 7.86	0.41
Weighted average exercise price per stock option, end of period (in dollars per share) | $ / shares	$ 4.20	$ 4.20		$ 2.81
Share capital
Disclosure of classes of share capital [line items]
Exercised (in shares)		(1,183,352)	(1,024,250)	(2,055,476)
Li-Cycle Corp.
Disclosure of classes of share capital [line items]
Forfeited (in shares)		(2,619)
Forfeited (in dollars per share) | $ / shares		$ 10.93